Investment Risks - Loomis Sayles Funds I - Classes Admin, Retail, Institutional, and N	Dec. 31, 2025
Loomis Sayles Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Loomis Sayles Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
Loomis Sayles Income Fund | Distribution Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Distribution Rate Risk is the risk that the Fund’s strategy of seeking to provide a specific and predictable level of monthly distributions may not be successful. The income payable on debt securities in general and the availability of investment opportunities varies based on market conditions. In addition, the Fund may not be effective in identifying income producing securities and managing distributions; as a result, the level of dividend income may fluctuate. The Fund’s investments are subject to various risks including the risk that the counterparty will not pay income when due which may adversely impact the level and predictability of dividend income paid by the Fund. Tax and accounting considerations also may impact the Fund’s ability to pay predictable monthly distributions. The Fund does not guarantee that distributions will always be paid or paid at a predictable level.

Loomis Sayles Income Fund | Portfolio Turnover Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Rate Risk is the risk that the Fund may engage in active and frequent trading of portfolio securities to pursue its principal investment strategy. A high rate of portfolio turnover may involve correspondingly greater expenses, which must be borne by the Fund and its shareholders, and also may result in short term capital gains or losses to shareholders. Portfolio turnover is subject to fluctuations and is dependent on certain factors including current market conditions, portfolio re-balancing, cash flows, new issuance, and individual portfolio needs.

Loomis Sayles Income Fund | Bank Loans Risk
Prospectus [Line Items]
Risk [Text Block]
Bank Loans Risk is the risk that the Fund’s investments in bank loans are subject to credit risk and may not be adequately collateralized. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Transactions in bank loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. There may also be less public information available about bank loans as compared to other debt securities.

Loomis Sayles Income Fund | Credit/Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]
Credit/Counterparty Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains.

Loomis Sayles Income Fund | Below Investment-Grade Fixed-Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund’s investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Loomis Sayles Income Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The values of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Fiscal, economic, monetary or other governmental or central bank policies, actions or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including fluctuations in interest rates.

Loomis Sayles Income Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Loomis Sayles Income Fund | Market/Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
Market/Issuer Risk is the risk that the market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Loomis Sayles Income Fund | Cybersecurity and Technology Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk is the risk associated with the increasing dependence of the Fund, its service providers, and other market participants on complex information technology and communications systems. Such systems are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Loomis Sayles Income Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk is the risk that the value of the Fund’s derivative investments such as forward currency contracts, structured notes, options, futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, uncleared swaps and other over-the-counter (“OTC”) traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit/counterparty risk, interest rate risk and market/issuer risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Loomis Sayles Income Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk is the risk that the Fund’s investments in emerging markets may face greater foreign securities risk. Emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Loomis Sayles Income Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would decrease the yield on those securities.

Loomis Sayles Income Fund | Large Shareholder Transaction Risk
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Transaction Risk is the risk that ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). In the event of a large shareholder transaction, the Fund may be required to sell investments at unfavorable times or prices, which may increase realized capital gains, including short-term capital gains taxable as ordinary income for shareholders who hold Fund shares in a taxable account, may accelerate the realization of taxable income to shareholders, may increase transaction costs, and may otherwise negatively impact fund performance. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. In addition, such transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Loomis Sayles Income Fund | Inflation/Deflation Risk
Prospectus [Line Items]
Risk [Text Block]
Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and drastically. The Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Loomis Sayles Income Fund | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments (such as futures and forward currency contracts) may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Loomis Sayles Income Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. Markets may become illiquid quickly. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes and dealers may be unwilling or unable to make a market for certain securities. Securities acquired in a private placement, such as Rule 144A securities and privately negotiated credit and other investments, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

Loomis Sayles Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.
Loomis Sayles Income Fund | Mortgage-Related and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Related and Asset-Backed Securities Risk is the risk associated with the mortgages and assets underlying the securities, as well as the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. The Fund’s investments in mortgage-related and other asset-backed securities are also subject to the risks associated with investments in fixed-income securities generally (e.g., credit/counterparty, liquidity, inflation and valuation risks).

Loomis Sayles Income Fund | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Loomis Sayles Investment Grade Fixed Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Loomis Sayles Investment Grade Fixed Income Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.
Loomis Sayles Investment Grade Fixed Income Fund | Bank Loans Risk
Prospectus [Line Items]
Risk [Text Block]
Bank Loans Risk is the risk that the Fund’s investments in bank loans are subject to credit risk and may not be adequately collateralized. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. The interest rates on many bank loans reset frequently, and thus bank loans are subject to interest rate risk. Transactions in bank loans may settle on a delayed basis, such that the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. There may also be less public information available about bank loans as compared to other debt securities.

Loomis Sayles Investment Grade Fixed Income Fund | Credit/Counterparty Risk
Prospectus [Line Items]
Risk [Text Block]
Credit/Counterparty Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivative or other transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. As a result, the Fund may sustain losses or be unable or delayed in its ability to realize gains.

Loomis Sayles Investment Grade Fixed Income Fund | Below Investment-Grade Fixed-Income Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund’s investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Loomis Sayles Investment Grade Fixed Income Fund | Interest Rate Risk
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk is the risk that the value of the Fund’s investments will fall if interest rates rise. Generally, the value of fixed-income securities rises when prevailing interest rates fall and falls when interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The values of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell them, negatively impacting the performance of the Fund. Fiscal, economic, monetary or other governmental or central bank policies, actions or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including fluctuations in interest rates.

Loomis Sayles Investment Grade Fixed Income Fund | Currency Risk
Prospectus [Line Items]
Risk [Text Block]
Currency Risk is the risk that the value of the Fund’s investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Loomis Sayles Investment Grade Fixed Income Fund | Market/Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
Market/Issuer Risk is the risk that the market value of the Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon overall market and economic conditions, as well as a number of reasons that directly relate to the issuers of the Fund’s investments, such as management performance, financial condition and demand for the issuers’ goods and services.

Loomis Sayles Investment Grade Fixed Income Fund | Cybersecurity and Technology Risk
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity and Technology Risk is the risk associated with the increasing dependence of the Fund, its service providers, and other market participants on complex information technology and communications systems. Such systems are subject to a number of different threats and risks that could adversely affect the Fund and its shareholders. Cybersecurity and other operational and technology issues may result in financial losses to the Fund and its shareholders.

Loomis Sayles Investment Grade Fixed Income Fund | Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk is the risk that the value of the Fund’s derivative investments such as structured notes, futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivative position at an advantageous time or price. The Fund’s derivative counterparties may experience financial difficulties or otherwise be unwilling or unable to honor their obligations, possibly resulting in losses to the Fund. This risk is greater for uncleared swaps and other over the counter (“OTC”) traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit/counterparty risk, interest rate risk and market/issuer risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Loomis Sayles Investment Grade Fixed Income Fund | Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
Emerging Markets Risk is the risk that the Fund’s investments in emerging markets may face greater foreign securities risk. Emerging markets investments are subject to greater risks arising from political or economic instability, war, nationalization or confiscatory taxation, currency exchange or repatriation restrictions, sanctions by other countries (such as the United States or the European Union), new or inconsistent government treatment of or restrictions on issuers and instruments, and an issuer’s unwillingness or inability to make dividend, principal or interest payments on its securities. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets.

Loomis Sayles Investment Grade Fixed Income Fund | Equity Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk is the risk that the value of the Fund’s investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer’s bonds generally take precedence over the claims of those who own preferred stock or common stock.

Loomis Sayles Investment Grade Fixed Income Fund | Foreign Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign Securities Risk is the risk that the value of the Fund’s foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would decrease the yield on those securities.

Loomis Sayles Investment Grade Fixed Income Fund | Large Shareholder Transaction Risk
Prospectus [Line Items]
Risk [Text Block]
Large Shareholder Transaction Risk is the risk that ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). In the event of a large shareholder transaction, the Fund may be required to sell investments at unfavorable times or prices, which may increase realized capital gains, including short-term capital gains taxable as ordinary income for shareholders who hold Fund shares in a taxable account, may accelerate the realization of taxable income to shareholders, may increase transaction costs, and may otherwise negatively impact fund performance. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. In addition, such transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. A number of circumstances may cause the Fund to experience large redemptions, such as changes in the eligibility criteria for the Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

Loomis Sayles Investment Grade Fixed Income Fund | Inflation/Deflation Risk
Prospectus [Line Items]
Risk [Text Block]
Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. As inflation increases, the real value of the Fund’s portfolio could decline. Inflation rates may change frequently and drastically. The Fund’s investments may not keep pace with inflation, which may result in losses to the Fund’s investors. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Loomis Sayles Investment Grade Fixed Income Fund | Leverage Risk
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk is the risk associated with securities or investment practices (e.g., borrowing and the use of certain derivatives) that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments (such as futures and forward currency contracts) may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any gains generated by the derivative should be substantially offset by losses on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. The use of leverage increases the impact of gains and losses on the Fund’s returns, and may lead to significant losses if investments are not successful.

Loomis Sayles Investment Grade Fixed Income Fund | Liquidity Risk
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Events that may lead to increased redemptions, such as market disruptions or increases in interest rates, may also negatively impact the liquidity of the Fund’s investments when it needs to dispose of them. Markets may become illiquid quickly. If the Fund is forced to sell its investments at an unfavorable time and/or under adverse conditions in order to meet redemption requests, such sales could negatively affect the Fund. During times of market turmoil, there may be no buyers or sellers for securities in certain asset classes and dealers may be unwilling or unable to make a market for certain securities. Securities acquired in a private placement, such as Rule 144A securities and privately negotiated credit and other investments, are generally subject to significant liquidity risk because they are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. In other circumstances, liquid investments may become illiquid. Derivatives, and particularly OTC derivatives, are generally subject to liquidity risk as well. Liquidity issues may also make it difficult to value the Fund’s investments. The Fund may invest in liquid investments that become illiquid due to financial distress, or geopolitical events such as sanctions, trading halts or wars.

Loomis Sayles Investment Grade Fixed Income Fund | Management Risk
Prospectus [Line Items]
Risk [Text Block]	Management Risk is the risk that Loomis Sayles’ investment techniques will be unsuccessful and cause the Fund to incur losses.
Loomis Sayles Investment Grade Fixed Income Fund | Mortgage-Related and Asset-Backed Securities Risk
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Related and Asset-Backed Securities Risk is the risk associated with the mortgages and assets underlying the securities, as well as the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that a rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security’s value, which is called extension risk. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. The Fund’s investments in mortgage-related and other asset-backed securities are also subject to the risks associated with investments in fixed-income securities generally (e.g., credit/counterparty, liquidity, inflation and valuation risks).

Loomis Sayles Investment Grade Fixed Income Fund | REITs Risk
Prospectus [Line Items]
Risk [Text Block]
REITs Risk is the risk that the value of the Fund’s investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.